Schedule of deferred tax assets or liabilities as a result of temporary differences and tax losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 433,800	$ 439,361
Deferred tax liabilities, Unrealised exchange gain	13,969	(204)
Deferred tax liabilities, Effect of foreign exchange rate changes	(22,669)	(5,357)
Deferred tax assets	425,100	433,800
Deferred tax liabilities	(10,982)
Deferred tax liabilities	(4,187)	(10,982)
Allowance For Bad Debts [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets		3,085
Deferred tax liabilities, Unrealised exchange gain	(36)	(2,939)
Deferred tax liabilities, Effect of foreign exchange rate changes	72	(146)
Deferred tax assets	36
Loss on Inventories [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	2,637	467
Deferred tax liabilities, Unrealised exchange gain	(594)	2,202
Deferred tax liabilities, Effect of foreign exchange rate changes	114	(32)
Deferred tax assets	2,157	2,637
Unused Vacation Bonus [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	4,791	3,741
Deferred tax liabilities, Unrealised exchange gain	1,669	1,244
Deferred tax liabilities, Effect of foreign exchange rate changes	218	(194)
Deferred tax assets	6,678	4,791
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	426,372	432,068
Deferred tax liabilities, Unrealised exchange gain	12,930	(711)
Deferred tax liabilities, Effect of foreign exchange rate changes	(23,073)	(4,985)
Deferred tax assets	416,229	426,372
Unrealize Exchange Gain [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, Unrealised exchange gain	7,293	8,419
Deferred tax liabilities, Effect of foreign exchange rate changes	(498)	1,004
Deferred tax liabilities	(10,982)	(20,405)
Deferred tax liabilities	$ (4,187)	$ (10,982)